Loans and Advances - Summary of Key Factor of the Macroeconomic Scenarios (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Japanese GDP [Member]
Disclosure Of Forward Looking Information Has Been Incorporated Into Determination Of Expected Credit Losses [Line Items]
Actuarial assumption of growth rates	2.90%	3.40%
Global GDP [Member]
Disclosure Of Forward Looking Information Has Been Incorporated Into Determination Of Expected Credit Losses [Line Items]
Actuarial assumption of growth rates	4.20%	6.00%